Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 653	$ 2,267
Deposits	75	77
Inventories	241	250
Trade receivables, net	1,835	1,477
Other accounts receivable	757	660
Total current assets	3,561	4,731
Intangible asset - patent, net	1,788	1,850
Long term financial asset at fair value	74	77
Property, plant and equipment, net	1,796	1,861
Total non-current assets	3,658	3,788
Total Assets	7,219	8,519
Current liabilities
Short term loan and current portion of long-term loans	1,201	1,166
Bank overdraft	15
Lease liability	379	190
Trade payables	2,840	1,742
Other accounts payable	2,333	2,543
Total current liabilities	6,768	5,632
Lease liability	316	410
Long term loans	133	228
Provisions		1,362
Warrant Liability (note 3)	225	3,075
Severance payment, net	117	121
Total non-current liabilities	791	5,196
Total liabilities	7,559	10,828
Shareholders’ deficit (note 4)
Share capital and additional paid in capital	61,494	55,485
Warrant Reserve	30,863	30,863
Accumulated other comprehensive income	(1,800)	(1,330)
Transactions with non-controlling interests	927	927
Accumulated deficit	(85,859)	(83,456)
Total equity attributable to Company shareholders	5,625	2,489
Non-controlling interest	(5,965)	(4,798)
Total shareholders’ deficit	(340)	(2,309)
Total liabilities and shareholders’ deficit	$ 7,219	$ 8,519